Document And Entity Information (USD $)	12 Months Ended
	May 29, 2011	Nov. 26, 2010
Document And Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	May 29, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	dri
Entity Registrant Name	DARDEN RESTAURANTS INC
Entity Central Index Key	0000940944
Current Fiscal Year End Date	--05-29
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	134,641,738
Entity Public Float		$ 6,825,052,000